LONG TERM DEBT (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 13, 2016	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 14, 2016
Debt Instrument [Line Items]
Debt issuance costs			$ 10,158
Revolving credit facility			$ 75,000
Revolving credit facility expiration date			Dec. 31, 2021
Amortization of debt issuance costs			$ 6,334	$ 338
Debt issuance costs			1,667
Adjustments to Additional Paid in Capital			$ 20,281	$ 11,675
ADS [Member]
Debt Instrument [Line Items]
Number of exchangeable note shares			(3,457,475)
Strike price			$ 101.82
Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage			0.25%
Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage			0.50%
Term Debt [Member]
Debt Instrument [Line Items]
Principal amount			$ 215,000		$ 475,000
Prepaid principal amount		$ 260,000	260,000
Amortization of debt issuance costs associated with prepaid principal balance			5,300
Amortization of debt issuance costs			$ 1,034
Remaining principal amount		$ 215,000
Term Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.00%
Term Debt [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.00%
Term Debt [Member] | Eurocurrency loans ranges [Member] | Minimum [Member]
Debt Instrument [Line Items]
Total net leverage ratio			1.25%
Term Debt [Member] | Eurocurrency loans ranges [Member] | Maximum [Member]
Debt Instrument [Line Items]
Total net leverage ratio			2.00%
Term Debt [Member] | ABR loans ranges [Member] | Minimum [Member]
Debt Instrument [Line Items]
Total net leverage ratio			0.25%
Term Debt [Member] | ABR loans ranges [Member] | Maximum [Member]
Debt Instrument [Line Items]
Total net leverage ratio			1.00%
Notes [Member]
Debt Instrument [Line Items]
Principal amount			$ 5,791